Income tax and social contribution	12 Months Ended
Dec. 31, 2019
Income tax and social contribution [Abstract]
Income tax and social contribution

16.  Income tax and social contribution

a)   Calculation of income tax and social contribution charges

	R$ thousand
	Years ended December 31
	2019	2018	2017
Income before income tax and social contribution	13,381,078	19,442,015	23,743,559
Total income tax and social contribution at the current rates (Note 2t)	(5,352,431)	(8,748,907)	(10,684,602)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	480,433	756,169	773,285
Interest on equity	2,949,143	3,284,368	3,241,955
Other amounts (1)	9,714,984	2,014,794	240,406
Income tax and social contribution for the period	7,792,129	(2,693,576)	(6,428,956)
Effective rate	58.2%	13.9%	27.1%

(1) Primarily, includes: (i) the exchange rate variation of assets and liabilities, derived from investments abroad; (ii) the effect of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment No. 103 promulgated in November 2019; (iii) incentive deductions; and (iv) equalization of the effective rate of non-financial companies in relation to that shown.

b)   Composition of income tax and social contribution in the consolidated statement of income

	R$ thousand
	Years ended December 31
	2019	2018	2017
Current taxes:
Income tax and social contribution payable	(7,441,945)	(5,657,841)	(8,788,060)
Deferred taxes:
Net Addition/(realization) of temporary differences	14,030,748	1,288,642	2,950,961
Use of opening balances of:
Social contribution loss	(107,984)	(313,223)	(430,584)
Income tax loss	(186,773)	(343,791)	(331,512)
Addition on:
Social contribution loss	1,174,988	870,717	150,371
Income tax loss	323,095	1,461,920	19,868
Total deferred tax expense	15,234,074	2,964,265	2,359,104
Income tax and social contribution	7,792,129	(2,693,576)	(6,428,956)

c)   Deferred income tax and social contribution presented in the consolidated statement of financial position

	R$ thousand
	Balance on December 31, 2018	Amount recorded (2)	Realized/ Decrease	Balance on December 31, 2019
Provisions for credit losses	31,642,800	14,212,786	(6,199,140)	39,656,446
Provision for contingencies	7,534,723	4,790,532	(1,862,405)	10,462,850
Impairment of securities and investments	1,889,028	1,967,811	(1,067,523)	2,789,316
Adjustment to fair value of securities	2,198,742	1,339,401	(2,191,475)	1,346,668
Other	3,336,145	5,025,820	(1,985,059)	6,376,906
Total deductible taxes on temporary differences	46,601,438	27,336,350	(13,305,602)	60,632,186
Income tax and social contribution losses in Brazil and abroad	6,679,495	1,498,083	(294,757)	7,882,821
Total deferred tax assets (1)	53,280,933	28,834,433	(13,600,359)	68,515,007
Deferred tax liabilities (1)	5,798,953	5,011,070	(784,468)	10,025,555
Net deferred taxes (1)	47,481,980	23,823,363	(12,815,891)	58,489,452

	R$ thousand
	Balance on December 31, 2017	Amount recorded	Realized / Decrease	Balance on December 31, 2018
Provisions for credit losses	26,503,863	11,554,370	(6,415,433)	31,642,800
Provision for contingencies	7,226,482	1,835,386	(1,527,145)	7,534,723
Impairment of securities and investments	1,778,282	572,468	(461,722)	1,889,028
Adjustment to fair value of securities	3,704,393	955,712	(2,461,363)	2,198,742
Other	4,270,767	2,313,692	(3,248,314)	3,336,145
Total tax assets on temporary differences (2)	43,483,787	17,231,628	(14,113,977)	46,601,438
Income tax and social contribution losses in Brazil and abroad (2)	5,003,872	2,332,637	(657,014)	6,679,495
Total deferred tax assets (1)	48,487,659	19,564,265	(14,770,991)	53,280,933
Deferred tax liabilities (1)	6,007,595	2,231,551	(2,440,193)	5,798,953
Net deferred taxes (1)	42,480,064	17,332,714	(12,330,798)	47,481,980

(1) Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position by taxable entity, and were R$8,944,952 thousand in 2019 and R$4,598,364 thousand in 2018; and

(2) Includes the effect of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment No. 103 promulgated in November of 2019.

d)   Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

	R$ thousand
	Temporary differences		Carry-forward tax losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2020	10,196,257	8,030,746	229,659	185,685	18,642,347
2021	8,517,189	6,721,091	278,169	222,356	15,738,805
2022	7,745,964	6,122,730	334,474	266,691	14,469,859
2023	6,319,696	4,991,692	1,127,995	904,025	13,343,408
2024	813,924	498,520	1,869,069	2,188,807	5,370,320
After 2023	374,575	299,802	33,093	242,798	950,268
Total	33,967,605	26,664,581	3,872,459	4,010,362	68,515,007

e)   Deferred tax liabilities

	R$ thousand
	On December 31
	2019	2018
Timing differences of depreciation - finance leasing	237,400	242,571
Adjustment to fair value of securities	5,054,596	1,200,453
Judicial deposit and others	4,733,559	4,355,929
Total	10,025,555	5,798,953

f)    Income tax and social contribution on adjustments recognized directly in other comprehensive income

	R$ thousand
	On December 31, 2019			On December 31, 2018			On December 31, 2017
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Financial assets at fair value through other comprehensive income	10,027,427	(4,231,992)	5,795,435	(512,397)	215,482	(296,915)	-	-	-
Financial assets recorded as available for sale	-	-	-	-	-	-	3,418,567	(1,231,202)	2,187,365
Exchange differences on translations of foreign operations	73,867	-	73,867	113,198	-	113,198	23,010	5,992	29,002
Other	(371,887)	167,349	(204,538)	(154,607)	61,843	(92,764)	-	-	-
Total	9,729,407	(4,064,643)	5,664,764	(553,806)	277,325	(276,481)	3,441,577	(1,225,210)	2,216,367